Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Minimum [Member] | Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Minimum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Maximum [Member] | Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Maximum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years